NVIT Real Estate Fund Investment Strategy - NVIT Real Estate Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of real estate companies. For these purposes, a real estate company is a company that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its net revenues in such real estate. Equity securities in which the Fund invests are primarily common stocks of companies of any size, including smaller companies, and include the securities of real estate investment trusts (“REITs”). Issuers of the equity securities in which the Fund invests are located primarily in the United States. The Fund does not invest in real estate directly. The Fund is nondiversified for purposes of the Investment Company Act of 1940, which means that the Fund may hold larger positions in fewer securities than other funds. The Fund’s subadviser actively manages the Fund using a combination of bottom-up analysis of factors affecting individual securities and top-down analysis of the real estate market. Using multiple valuation metrics, the subadviser seeks to identify issuers evidencing short-term dislocations between stock prices and fundamentals, and ultimately invest at below-market valuations in real estate companies that the subadviser believes will be strong long-term performers. In seeking a diversified exposure to all major real estate sectors, the subadviser’s top-down analysis studies macroeconomic, private real estate, industry and regional trends to influence the Fund’s sector and geographic weightings. The subadviser may sell a security when it believes it has become overvalued or no longer offers an attractive risk/reward profile, relative fundamentals have deteriorated, or to take advantage of other opportunities the subadviser believes to be more attractive. The Fund may engage in active and frequent trading of portfolio securities.